Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (26,477)	$ (66,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	6,181	6,291
Stock-based compensation expense	10,146	4,694
Change in fair value of contingent earnout liability	(55,772)	0
Change in fair value of common stock warrant liabilities	(56)	0
Loss on disposal of property and equipment	0	177
Amortization expense	2,060	2,060
Non-cash operating lease costs	42	81
Amortization of SVB debt discount	977	0
Accrued interest on PPP loan obligation	11	22
Gain on PPP loan forgiveness	(3,284)	0
Payment of liabilities assumed in Merger	(14,461)	0
Changes in operating assets and liabilities:
Accounts receivable	(63)	488
Prepaid expenses	(2,174)	(767)
Accounts payable	(197)	(889)
Accrued expenses	2,035	(1,408)
Operating lease obligation	(42)	(82)
Deferred payroll taxes	(116)	289
Net cash used in operating activities	(81,190)	(55,568)
Cash flows from investing activities
Purchase of short-term investments (certificates of deposit)	(8,000)	0
Purchase of property and equipment	(220)	(318)
Proceeds from sale of property and equipment	0	50
Net cash used in investing activities	(8,220)	(268)
Cash flows from financing activities
Proceeds from Merger and PIPE financing, net of offering costs paid	242,400	0
Payment of transaction costs related to Merger	(3,945)	0
Proceeds from the exercise of stock options	598	301
Proceeds from SVB loan	29,659	0
Proceeds from PPP loan	0	3,251
Payment of finance lease principal	(1,729)	(1,500)
Net cash provided by financing activities	266,983	2,052
Net increase (decrease) in cash and cash equivalents	177,573	(53,784)
Cash and cash equivalents at the beginning of the period	39,929	93,713
Cash and cash equivalents at the end of the period	217,502	39,929
Supplemental disclosure
Cash paid for interest on SVB loan	1,123	0
Supplemental disclosure of noncash activities:
Operating lease right-of-use assets obtained in exchange for lease obligations	0	36
Purchase of property and equipment in accounts payable	21	4
Issuance of warrants in conjunction with debt	3,275	0
Unpaid liabilities assumed in connection with Merger	130	0
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse capitalization	420,989	0
Contingent earnout liability recognized upon the closing of the reverse recapitalization	$ 159,432	$ 0